Warrant Liability - Summary of Weighted Average Inputs to the Models Used for the Fair Value of Warrants Granted (Detail)			12 Months Ended
	Jun. 30, 2020	Jun. 03, 2020	Dec. 31, 2021 $ / shares	Dec. 31, 2020 £ / shares
Disclosure of classes of share capital [line items]
Expected volatility	61.00%	61.00%	0.00%
Risk-free interest rate	0.19%	0.27%	0.00%
Warrant liability [member]
Disclosure of classes of share capital [line items]
Expected volatility			75.00%
Risk-free interest rate			0.90%
Expected life of warrants (years)			1 year 6 months	3 years
Market price of ADS | (per share)			$ 1.60	£ 3.58
Model used			Black-Scholes	Black-Scholes
Bottom of range [member] | Warrant liability [member]
Disclosure of classes of share capital [line items]
Expected volatility				84.00%
Risk-free interest rate				0.05%
Top of range [member] | Warrant liability [member]
Disclosure of classes of share capital [line items]
Expected volatility				85.00%
Risk-free interest rate				0.25%